Weighted-Average Asset Allocations by Asset Category (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	100.00%	100.00%
Fixed Income Funds [Member]
Schedule Of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	24.00%	25.00%
Equity Funds [Member]
Schedule Of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	76.00%	75.00%